Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Earnings Per Share, Policy (Policies)	9 Months Ended
May 31, 2016
Policies
Earnings Per Share, Policy

Basic and Diluted Earnings (Loss) Per Share - Net loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share, for the period presented. Basic net loss per share is based upon the weighted average number of common shares outstanding. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. The Company had potentially dilutive securities outstanding consisting of warrants to purchase common stock, (see Note 11) and the conversion of convertible loans (see Note 7).  For the three and nine months ended May 31, 2016, all warrants had expired and there were no convertible instruments.  For the three and nine months ended May 31, 2015 fully diluted shares were excluded, as they were considered anti-dilutive since the Company was in a loss position, and they are not counted in the calculation of loss per share. See Note 11 for additional discussion. The total common stock equivalents on a fully diluted basis.